Equity investments in digital assets at fair value through profit and loss (“FVTPL”)	9 Months Ended
Sep. 30, 2026
Equity Investments In Digital Assets At Fair Value Through Profit And Loss
Equity investments in digital assets at fair value through profit and loss (“FVTPL”)

7.	Equity investments in digital assets at fair value through profit and loss (“FVTPL”)

September 30, 2026
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	200,736.8229	$20,843,201	78,762.4246	$8,178,176	279,499.2475	$29,021,377
Fund A - Avalanche (AVAX)	386,174.1790	3,764,799	-	-	386,174	3,764,799
		$24,608,000		$8,178,176		$32,786,176

Fund B - Solana (SOL)	470,451.9000	$50,549,940	116,789.1000	$12,548,960	587,241.0000	$63,098,900
		$50,549,940		$12,548,960		$63,098,900
Total		$75,157,940		$20,727,136		$95,885,076

December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	5,253,822	232,861	2,428,755	736,581	7,682,577
		$25,114,654		$25,114,734		$50,229,388

Fund B - Solana (SOL)	470,185.9000	$50,297,296	294,049.0000	$31,455,366	764,234.9000	$81,752,662
Total		$75,411,950		$56,570,100		$131,982,050

Fund A

During the year ended December 31, 2024, the Company through a subsidiary, invested $61,741,683 in three tranches of a private investment fund (“Fund A”) designed to acquire Solana and Avalanche tokens from a bankrupt company. The Company’s investment represents the acquisition by Fund A of 491,249 Solana at $105 per Solana and 931,446 Avalanche at $11 per Avalanche.

The Solana acquired by Fund A is locked and staked, earning staking rewards during the lock period. Staking rewards will accrue while Solana is locked and will become distributable on the same unlocking schedule as the Solana. The Solana will be released by Fund A in monthly increments from January 2025 through January 2028.

The Avalanche acquired by Fund A is locked and staked, earning staking rewards during the lock period. Staking rewards will accrue while Avalanche is locked and will become distributable on the same unlocking schedule as the Avalanche.

The Avalanche will be released by Fund A in weekly increments starting July 10, 2025 and continuing through July 1, 2027.

The investments in the investment fund were initially recognized based on the latest available net asset value as determined by the investment fund’s administrator less an applicable DLOM. The values of the investments were remeasured based on quarterly valuation reports provided by the investment fund administrator less an applicable DLOM.

Fund B

During the year ended December 31, 2024, the Company invested through a subsidiary, $112,072,453 in two tranches of limited partnership units of a private investment fund (“Fund B” and together with Fund A the “Equity Investments in Digital Assets”) designed to acquire Solana tokens from a bankrupt company.

The Company’s investment represents the acquisition by Fund B of 1,123,360 Solana at $100 per Solana. The Solana acquired by Fund B is locked and staked, earning staking rewards during the lock period and thereafter until such Solana is sold by the fund manager or an in-kind distribution to the limited partners of the fund. Staking rewards will accrue while Solana is locked and will become distributable on the same unlocking schedule as the Solana. Approximately 25% of the Solana were unlocked in March 2025, while the remaining 75% of the Solana will be unlocked linearly monthly until January 2028. The Company received a distribution of $71,685,819 in July 2025 from Fund B.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

7.	Equity investments in digital assets at fair value through profit and loss (“FVTPL”) (continued)

The investments in Fund B were initially recognized based on the latest available net asset value as determined by Fund B’s administrator less an applicable DLOM. The values of the investments were remeasured based on quarterly valuation reports provided by Fund B’s administrator less an applicable DLOM.

The continuity of equity investments for the periods ended September 30, 2026 and December 31, 2025 is as follows:

	September 30, 2026	December 31, 2025
Opening Balance	$131,982,060	$257,425,063
Disposals	(15,965,180)	(71,685,819)
Staking income	3,542,481	19,784,212
Net change in realized and unrealized gain/loss	235,810	(68,261,188)
Management fees	(352,440)	(2,530,856)
Transfers out to Digital Assets	(23,557,655)	(2,749,352)
Closing Balance	$95,885,076	$131,982,060